TAXES ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Israel corporate tax rates	23.00%
Carryforward losses	$ 43.0	$ 30.0
Income tax rate in United states	28.00%